Goodwill and intangible assets - goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost
Balance at beginning of period	$ 2,912
Balance at end of period	6,196	$ 2,912
Cost
Cost
Balance at beginning of period	2,912	3,005
Additions	2,876
Effect of change in exchange rates	408	(93)
Balance at end of period	$ 6,196	$ 2,912